07030016

Cik 318380

Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

# NYSE Group

CERT NYS

RECD S.E.C.
JAN 11 2007
1086

1-8389

January 11, 2007

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Public Storage Inc., Depositary Shares (Each Representing 1/1,000 of a Share of 6.625% Cumulative Preferred Stock, Series M, par value $.01 per share) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on January 11, 2007. Tentative listing date – Not yet determined.

Sincerely,

[signature]

PROCESSED
JAN 17 2007
THOMSON FINANCIAL